Investments in affiliates and joint ventures - Summary of Movement in Investments In Affiliates and Joint Ventures (Details) - CAD ($) $ in Thousands		12 Months Ended
	Oct. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Equity Method Investment, Financial Statement, Reported Amounts [Roll Forward]
Balance, beginning of the year		$ 84,692	$ 81,435
Share of net (loss) income		(11,331)	15,299
Dividends and advances received from affiliates and joint ventures		(2,204)	(7,336)
Derecognition of BNA		0	(4,061)
Intercompany eliminations and other		(741)	(645)
Balance, end of the year		$ 70,416	$ 84,692
BNA Remanufacturing Limited Partnership
Equity Method Investment, Financial Statement, Reported Amounts [Roll Forward]
Ownership percentage	50.00%
Payments to acquire equity method investments	$ 4,210
BSC Holdings, ULC
Equity Method Investment, Financial Statement, Reported Amounts [Roll Forward]
Ownership percentage	100.00%